Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000101218 | 78464A805 | State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000101218 | 78464A854 | State Street SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000101218 | 92647X830 | VictoryShares Free Cash Flow ETF
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000101218 | 72201R718 | PIMCO Enhanced Low Duration Active ETF
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000101218 | 47103U845 | Janus Henderson AAA CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000101218 | 72201R585 | PIMCO Multisector Bond Active ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000101218 | 78468R200 | State Street SPDR Bloomberg Investment Grade Floating Rate ETF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000101218 | 87283Q826 | T Rowe Price Small-Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000101218 | 02072L433 | Astoria US Equal Weight Quality Kings ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000101218 | 03463K760 | Angel Oak Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000101218 | Fixed Income - Other03463K760
Holdings [Line Items]
Percent of Total Investments	99.70%
C000101218 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.30%
C000101218 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000101218 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000101218 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000101218 | Equity
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000082963 | 78464A805 | State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000082963 | 78464A854 | State Street SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000082963 | 92647X830 | VictoryShares Free Cash Flow ETF
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000082963 | 72201R718 | PIMCO Enhanced Low Duration Active ETF
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000082963 | 47103U845 | Janus Henderson AAA CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000082963 | 72201R585 | PIMCO Multisector Bond Active ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000082963 | 78468R200 | State Street SPDR Bloomberg Investment Grade Floating Rate ETF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000082963 | 87283Q826 | T Rowe Price Small-Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000082963 | 02072L433 | Astoria US Equal Weight Quality Kings ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000082963 | 03463K760 | Angel Oak Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000082963 | Fixed Income - Other03463K760
Holdings [Line Items]
Percent of Total Investments	99.70%
C000082963 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.30%
C000082963 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000082963 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000082963 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000082963 | Equity
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000079614 | 78464A805 | State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000079614 | 78464A854 | State Street SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000079614 | 92647X830 | VictoryShares Free Cash Flow ETF
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000079614 | 72201R718 | PIMCO Enhanced Low Duration Active ETF
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000079614 | 47103U845 | Janus Henderson AAA CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000079614 | 72201R585 | PIMCO Multisector Bond Active ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000079614 | 78468R200 | State Street SPDR Bloomberg Investment Grade Floating Rate ETF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000079614 | 87283Q826 | T Rowe Price Small-Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000079614 | 02072L433 | Astoria US Equal Weight Quality Kings ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000079614 | 03463K760 | Angel Oak Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000079614 | Fixed Income - Other03463K760
Holdings [Line Items]
Percent of Total Investments	99.70%
C000079614 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.30%
C000079614 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000079614 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079614 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000079614 | Equity
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000100899 | 03463K760 | Angel Oak Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000100899 | 81369Y803 | State Street Technology Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000100899 | 464288679 | iShares 0-1 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000100899 | 46431W507 | iShares Short Duration Bond Active ETF
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000100899 | 81369Y605 | State Street Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000100899 | 92204A884 | Vanguard Communication Services ETF
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000100899 | 81369Y407 | State Street Consumer Discretionary Select Sector
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000100899 | 81369Y506 | State Street Energy Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000100899 | 81369Y100 | State Street Materials Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000100899 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000100899 | Fixed Income - Other03463K760
Holdings [Line Items]
Percent of Total Investments	98.40%
C000100899 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.60%
C000100899 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000100899 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000100899 | Equity
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000100901 | 03463K760 | Angel Oak Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000100901 | 81369Y803 | State Street Technology Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000100901 | 464288679 | iShares 0-1 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000100901 | 46431W507 | iShares Short Duration Bond Active ETF
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000100901 | 81369Y605 | State Street Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000100901 | 92204A884 | Vanguard Communication Services ETF
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000100901 | 81369Y407 | State Street Consumer Discretionary Select Sector
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000100901 | 81369Y506 | State Street Energy Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000100901 | 81369Y100 | State Street Materials Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000100901 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000100901 | Fixed Income - Other03463K760
Holdings [Line Items]
Percent of Total Investments	98.40%
C000100901 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.60%
C000100901 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000100901 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000100901 | Equity
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000136883 | 03463K760 | Angel Oak Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000136883 | 81369Y803 | State Street Technology Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000136883 | 464288679 | iShares 0-1 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000136883 | 46431W507 | iShares Short Duration Bond Active ETF
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000136883 | 81369Y605 | State Street Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000136883 | 92204A884 | Vanguard Communication Services ETF
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000136883 | 81369Y407 | State Street Consumer Discretionary Select Sector
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000136883 | 81369Y506 | State Street Energy Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000136883 | 81369Y100 | State Street Materials Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000136883 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000136883 | Fixed Income - Other03463K760
Holdings [Line Items]
Percent of Total Investments	98.40%
C000136883 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.60%
C000136883 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000136883 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000136883 | Equity
Holdings [Line Items]
Percent of Net Asset Value	64.10%